Income Tax (Details) - Schedule of deferred tax liabilities and assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax liabilities and assets [Abstract]
Deferred tax liabilities arising from acquisitions of subsidiaries	$ (10,284,171)	$ (211,796)
Deferred tax asset
Net operating loss carryforward	21,953,981	10,974,429
Valuation allowance	(14,570,809)	(10,974,429)
Net deferred tax asset	$ 7,383,172